[Logo]
--------------------------------------------------------------------------------



                                   PROSPECTUS




                                  JUNE 15, 1999
                           (AS AMENDED MARCH 1, 2000)

                            BIA SMALL-CAP GROWTH FUND
                             BIA GROWTH EQUITY FUND





      EACH FUND SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON
       STOCK. YOU MAY PURCHASE FUND SHARES WITHOUT A SALES CHARGE AND
             THE FUNDS DO NOT INCUR RULE 12B-1 (DISTRIBUTION) FEES.








           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED EITHER FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS
                ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

  [Logo]                                                    TABLE OF CONTENTS
--------------------------------------------------------------------------------

          RISK/RETURN SUMMARY                                     2


          FEE TABLES                                              5



          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS             7


          MANAGEMENT                                             12


          YOUR ACCOUNT                                           15


                    HOW TO CONTACT THE FUNDS                     15
                    GENERAL INFORMATION                          15
                    BUYING SHARES                                16
                    SELLING SHARES                               19
                    EXCHANGE PRIVILEGES                          22
                    RETIREMENT ACCOUNTS                          23


          OTHER INFORMATION                                      24

RISK/RETURN SUMMARY                                          [Logo]
--------------------------------------------------------------------------------

BIA SMALL-CAP GROWTH FUND


INVESTMENT OBJECTIVE Capital appreciation

PRINCIPAL INVESTMENT STRATEGY The Fund invests primarily in the common stock of small domestic growth companies. Growth companies are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. The Fund primarily invests in small companies whose market capitalization is between $25 million and $1 billion at the time of investment.

BIA GROWTH EQUITY FUND

INVESTMENT OBJECTIVE  Capital appreciation

PRINCIPAL INVESTMENT STRATEGY The Fund invests primarily in the common stock of large domestic companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the forseeable future. The Fund primarily invests in large companies whose market capitalization is $2.5 billion or greater at the time of investment.


[Margin Callout]
Concepts to Understand
-----------------------------------------------------
COMMON STOCK
means an equity or ownership interest in a company

MARKET CAPITALIZATION
of a company means the value of the company's common
stock in the stock market
-----------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


GENERAL RISKS You could lose money on your investment in a Fund, or the Fund could under perform other investments, if any of the following occur:

     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o Brown Investment Advisory & Trust Company's (the "Adviser") judgment as to the growth potential of a stock proves to be wrong
     o    The stock market goes down

RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BIA Small-Cap Growth Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk

A Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

  [Logo]                                                         FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the various fees and expenses that you will bear if you invest in a Fund.

Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.


--------------------------------------------------------------------------------
   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                    None
--------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested Distributions     None
--------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load)                                None
--------------------------------------------------------------------------------
   Redemption Fee                                                      None
--------------------------------------------------------------------------------
   Exchange Fee                                                        None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
   BIA SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
      Management Fees                                           1.00%
      Distribution (12b-1) Fees                                 None
      Other Expenses (1)                                        0.65%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  1.65%

--------------------------------------------------------------------------------
   BIA GROWTH EQUITY FUND
--------------------------------------------------------------------------------
      Management Fees                                           0.75%
      Distribution (12b-1) Fees                                 None
      Other Expenses (1)                                        0.85%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  1.60%
--------------------------------------------------------------------------------

(1)  Based on estimated amounts for the current fiscal year ending May 31, 2000.
(2) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% of the net assets of BIA Small-Cap Growth Fund and 1.00% of the net assets of BIA Growth Equity Fund.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that a Fund's operating expenses remain the same as stated in the table aboveand that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:



--------------------------------------------------------------------------------
                                BIA SMALL-CAP                  BIA GROWTH
                                 GROWTH FUND                   EQUITY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   After 1 year                      $168                         $163
--------------------------------------------------------------------------------
   After 3 years                     $520                         $505
--------------------------------------------------------------------------------

                                                      INVESTMENT OBJECTIVES,
  [Logo]                                               STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

BIA SMALL-CAP GROWTH FUND seeks to achieve capital appreciation by primarily investing in equity securities.

BIA GROWTH EQUITY FUND seeks to achieve capital appreciation by primarily investing in equity securities.

INVESTMENT STRATEGIES

The Adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES

BIA SMALL-CAP GROWTH FUND The Adviser starts by identifying a universe of small companies. From these companies, the Adviser selects those with a minimum annual growth rate of 20% and a market capitalization of $25 million to $1 billion. The Adviser then performs a fundamental analysis of these companies. The Adviser uses these data to identify companies that have:

     o Significant business opportunities relative to their operating history and size
     o    Proprietary products, services or distribution systems
     o    Management plans that are easy to understand and to monitor
     o    Attractively priced stocks compared to their growth potential

The Adviser plans to invest in these companies early in their life cycle and to hold the investments for the long-term if they continue to satisfy the Fund's investment criteria.

[Margin Callout]
Concept to Understand
--------------------------------------------------
FUNDAMENTAL ANALYSIS
means the  analysis of a company's  financial
condition  to help  forecast  the
future value of its stock price.  This analysis
includes a review of a company's
balance sheet and income statement,  asset
history, earnings history, product or
service development and management productivity
--------------------------------------------------

[Margin Callout]
Concepts to Understand
--------------------------------------------------
PRICE/EARNINGS RATIO
means  the  price  of a  stock  divided
by the  company's  earnings  per  share

PRICE/SALES RATIO
means the amount an investor
is willing to pay for a dollar of
revenue

PRICE/CASH FLOW
means the price of a
stock divided by free cash flow per share
--------------------------------------------------
BIA GROWTH EQUITY FUND The Adviser starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that have:

     o Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
     o Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
     o A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change

The Adviser then focuses on those companies that have the ability to grow at above average rates over several years, given the Adviser's belief that superior investment returns are better achieved by low portfolio turnover. Factors considered include:

     o    Product cycles, pricing flexibility and product or geographic mix
     o    Cash flow and financial strength to fund growth
     o Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation

The Adviser then uses a range of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Adviser to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES

The Adviser monitors the companies in a Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price

INVESTMENT POLICIES

Under normal conditions, BIA Small-Cap Growth Fund will primarily invest all (at least 65%) of its total assets in common stock of small domestic companies and BIA Growth Equity Fund will primarily invest all (at least 65%) of its total assets in common stock of larger domestic companies. Although common stock often gives the owner the right to vote on measures affecting the company's organization and operations, neither Fund intends to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate over the shorter term.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest in prime commercial paper and other money market instruments. The result of this action may be that a Fund will be unable to achieve its investment objective.

INVESTMENT RISKS

GENERALLY The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in a Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Nevertheless, investing in equity securities with different capitalizations may be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

Because each Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BIA Small-Cap Growth Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.

MANAGEMENT                                               [Logo]
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Brown Investment Advisory & Trust Company, Furness House, 19 South Street, Baltimore, Maryland 21202, serves as investment adviser to each Fund. The Adviser is currently a privately-owned company. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex. Brown Capital Advisory & Trust Company.

The Adviser and its predecessors have provided investment advisory and management services to clients for over six years. As of the date of this Prospectus, the Adviser has over $4.8 billion of assets under management. Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of BIA Small-Cap Growth Fund and 0.75% of the average daily net assets of BIA Growth Equity Fund.

PORTFOLIO MANAGERS

Frederick L. Meserve, Jr. is responsible for the day-to-day management of BIA Small-Cap Growth Fund while Geoffrey R.B. Carey, CFA, and Jane W. Korhonen, CFA, are responsible for the day-to-day management of BIA Growth Equity Fund. Each portfolio manager's business experience is as follows:

FREDERICK L. MESERVE, JR. Senior Portfolio Manager and head of the Emerging Growth Group of the Adviser since 1994. Mr. Meserve has published a number of investment strategy reports on growth stocks. He received a B.S. & E. degree from Princeton University in 1960 and an M.B.A. degree from Columbia Business School in 1962.

GEOFFREY R.B. CAREY, CFA Senior Portfolio Manager of the Adviser since 1996. Mr. Carey coordinates portfolio management activities for institutional and high net worth clients. Prior thereto, Mr. Carey was a Portfolio Manager for J.P. Morgan Investment Management in Geneva, Switzerland. He received a B.A. degree from Washington and Lee University in 1984 and an M.B.A. degree from the University of North Carolina in 1989.

JANE W. KORHONEN, CFA Senior Research Analyst of the Adviser since 1994. Ms. Korhonen covers U.S. large-cap technology and health care sectors. Prior thereto, Ms. Korhonen was an Equity Group Manager for Howard Hughes Medical Institute. She received a B.A. degree from Denison University in 1979 and an M.B.A. degree from Northwestern University's J.L. Kellogg Graduate School of Management in 1984.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to each Fund. As of December 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $54 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent.

FUND EXPENSES

Each Fund pays for all of its expenses. Each Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the various series of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive its fees and assume certain expenses of each Fund in order to limit the Funds' expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% or less of the average daily net assets of BIA Small-Cap Growth Fund and 1.00% or less of the average daily net assets of BIA Growth Equity Fund.

     [Logo]                                                      YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of a Fund. You may purchase or sell Fund shares at the net asset value per share (NAV) next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4 p.m., your transaction will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Neither Fund issues share certificates.

You will receive statements at least quarterly and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. A Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result by the number of shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then a Fund values securities at estimated fair value.

[Margin Callout]
HOW TO CONTACT THE FUNDS
-------------------------------------------------
WRITE TO US AT:
   Forum Shareholder Services, LLC
   P.O. Box 446
   Portland, ME 04112


TELEPHONE US AT:
   (800) 540-6807 (toll free) or
   (207) 879-0001


WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
   Bankers Trust Company
   New York, New York
   ABA #021001033
   FOR CREDIT TO:
   Forum Shareholder Services, LLC
   Account # 01-465-547
   Re: (Name of Your Fund)
(Your Name)
(Your Account Number)
-------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     CHECKS For individual or Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the checks must be made payable to the Fund name (e.g., "BIA Growth Equity Fund") or to one or more owners of the account and endorsed to the Fund name (e.g."BIA Growth Equity Fund"). For all other accounts, the check must be made payable on its face to the Fund name (e.g. "BIA Growth Equity Fund"). No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

     WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

--------------------------------------------------------------------------------
                                MINIMUM INITIAL       MINIMUM ADDITIONAL
                                   INVESTMENT             INVESTMENT
--------------------------------------------------------------------------------

   Standard Accounts                  $5,000                 $100
   Traditional and Roth IRA Accounts  $2,000                 $100
   Accounts with Automatic
   Investment Plans                   $2,000                 $100
--------------------------------------------------------------------------------

ACCOUNT REQUIREMENTS
---------------------------------------------------------------- --------------------------------------------------------------
                        TYPE OF ACCOUNT                                                   REQUIREMENT
---------------------------------------------------------------- --------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS: Individual   o  Instructions must be signed by all persons required to
accounts are owned by one person, as are sole proprietorship        sign exactly as their names appear on the account
accounts. Joint accounts can have two or more owners (tenants)
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA): These custodial      o  Depending on state laws, you can set up a custodial
accounts provide a way to give money to a child                     account under the UGMA or UTMA
and obtain tax  benefits.  An individual  can give up to
$10,000 a year per child without paying Federal gift tax         o  The custodian must sign  instructions in a
                                                                    manner indicating custodial capacity
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
BUSINESS ENTITIES                                                o  Submit a Corporate/Organization Resolution form
                                                                    or similar document
---------------------------------------------------------------- --------------------------------------------------------------
---------------------------------------------------------------- --------------------------------------------------------------
TRUSTS                                                           o  The trust must be established before an account can be
                                                                    opened
                                                                 o  Submit a Corporate/Organization Resolution form
                                                                    or similar document
---------------------------------------------------------------- --------------------------------------------------------------


                                                                              17


INVESTMENT PROCEDURES

---------------------------------------------------------------- --------------------------------------------------------------
                      TO OPEN AN ACCOUNT                                            TO ADD TO YOUR ACCOUNT
---------------------------------------------------------------- --------------------------------------------------------------
BY CHECK                                                         BY CHECK
o Call or write us for an account  application  and/or           o Fill out an  investment  slip from a confirmation or write
  a Corporate/Organization Resolution form                       o Write your account number on your check
o Complete the application us a letter                           o Mail us the slip (or your letter) and the check
o Mail us your application and a check

---------------------------------------------------------------- --------------------------------------------------------------
BY WIRE                                                          BY WIRE
o Call or  write  us for an  account  application  and/or        o Call to  notify  us of your incoming wire
  a Corporate/Organization Resolution form                       o Instruct your bank to wire your money
o Complete the application
o Call us and you will be assigned an account number to us
o Mail us your application
o Instruct your bank to wire your money to us

---------------------------------------------------------------- --------------------------------------------------------------
BY ACH PAYMENT                                                   BY AUTOMATIC INVESTMENT
o Call or write us for an account application and/or             o Call or write us for an "Automatic Investment Plan" form
  a Corporate/Organization Resolution form                       o Complete the form
o Complete the application                                       o Attach a voided check to your form
o Call us and you will be assigned an account number             o Mail us the form
o Mail us your application
o Make an ACH payment
---------------------------------------------------------------- --------------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Redemption orders are processed promptly. Generally, a Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days.


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                        TO SELL SHARES FROM YOUR ACCOUNT
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BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The  dollar  amount or number of shares you want to sell
   o How and where to send the redemption proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o  Call  us  with  your  request  (unless  you  declined  telephone   redemption
   privileges -- See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges -- See "By Wire")
AUTOMATICALLY
o  Call or write us for an "Automatic Redemption" form
o  Attach a voided check to your form
o  Mail us your form
--------------------------------------------------------------------------------


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.


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

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

    o  Sales of over $50,000 worth of shares
    o  Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 day
    o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
    o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established automatic investment plan), a Fund may ask you to increase your balance. If the account value is still below $1,000 (or $500 in the case of IRAs or accounts with an established automatic investment plan) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of changes in market value.

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REDEMPTIONS IN KIND Each Fund reserves the right to pay  redemption  proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of the other Fund by telephone or in writing. You may also exchange Fund shares for Investor Shares of the Trust's money market funds. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

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                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o The name of the funds from which you are exchanging and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee if required
o  Mail us your request and documentation
BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined  telephone   redemption
   privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

Each Fund offers both traditional and Roth IRAs accounts. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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OTHER INFORMATION                                      [Logo]
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DISTRIBUTIONS

Each Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES


Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (or short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain.

If you buy shares just before your Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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                                     [Logo]
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                            BIA SMALL-CAP GROWTH FUND

                             BIA GROWTH EQUITY FUND

FOR MORE INFORMATION

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be contained in the Fund's annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed  information  about the Funds and is incorporated by reference into this Prospectus.

                              CONTACTING THE FUNDS
          You can get a free copy of the SAI and each Fund's reports, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                            800-540-6807 (toll free)
                                  207-879-0001

                       SECURITIES AND EXCHANGE COMMISSION
             You can also review the Funds' reports and the Funds'
   SAI at the Public Reference Room of the Securities and Exchange Commission.
            You can get text-only copies, for a fee, by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       e-mail address: publicinfo@sec.gov

       The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Free copies of reports and SAIs are available from the SEC's Internet website at http://www.sec.gov

                    Investment Company Act File No. 811-3023.


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